Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Net cash (used in)/provided by operating activities	$ 481,196	¥ 3,139,804	¥ (1,793,710)	¥ (1,346,805)
Net cash used in investing activities	(2,871,683)	(18,737,725)	(2,574,836)	(191,512)
Net cash provided by financing activities	3,787,080	24,710,697	5,655,690	1,108,658
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(57,722)	(376,646)	53,722	3,299
Net (decrease)/increase in cash, cash equivalents and restricted cash	1,338,871	8,736,130	1,340,866	(426,360)
Cash, cash equivalents and restricted cash at beginning of the year	220,136	1,436,389	95,523	521,883
Cash, cash equivalents and restricted cash at end of the year	1,559,007	10,172,519	1,436,389	95,523
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year			147	331
Cash, cash equivalents and restricted cash of continuing operations at end of the year	$ 1,559,007	10,172,519	1,436,242	95,192
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash (used in)/provided by operating activities		3,540,411	(1,607,435)	(1,223,050)
Net cash used in investing activities		(1,665,982)	(1,976,964)	(214,027)
Net cash provided by financing activities		650,595	3,782,378	1,019,824
Effects of exchange rate changes on cash, cash equivalents and restricted cash		(188)	19,746	(1,320)
Net (decrease)/increase in cash, cash equivalents and restricted cash		2,524,836	217,725	(418,573)
Cash, cash equivalents and restricted cash at beginning of the year		255,535	37,810	456,383
Cash, cash equivalents and restricted cash at end of the year		2,780,371	255,535	37,810
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year			147	331
Cash, cash equivalents and restricted cash of continuing operations at end of the year		¥ 2,780,371	¥ 255,388	¥ 37,479